Convertible Preferred Stock, Common Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Preferred Stock Common Stock And Stockholders Deficit [Abstract]
Summary of Redeemable Convertible Preferred Stock
The following table represents the redeemable convertible preferred stock as of December 31, 2020.

	Shares Authorized	Original Issuance Price	Shares Issued and Outstanding	Liquidation Value
Series A-1	34,361,663	$0.3993	34,361,663	$13,720,612
Series B	23,549,212	$0.7139	23,549,212	16,811,782
Series C	12,766,166	$0.8378	12,766,166	10,695,494
Series D	17,266,027	$0.9788	17,138,320	16,774,988
Series E	66,780,429	$0.6055	66,061,102	39,999,997

Total	154,723,497		153,876,463	$98,002,873

Summary of Common Stock Reserved For Future Issuance
Common stock reserved for future issuance are as follows in common equivalent shares:

	December 31, 2020	December 31, 2019
Conversion of preferred stock	168,110,611	96,519,011
Common stock warrants	1,727,191	1,727,191
Preferred stock warrants	206,440	—
Stock options issued and outstanding	10,079,143	14,132,152
Authorized for future option grants	9,908,933	3,756,768

Total	190,032,318	116,135,122